Financial Assets at FVTPL	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets at FVTPL
7. FINANCIAL ASSETS AT FVTPL
(1) Details of financial assets at FVTPL as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Financial assets at fair value through profit or loss	21,544,756	25,202,672
(2) Financial assets at fair value through profit or loss as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Deposits:
Gold banking asset	39,241	73,951
Securities:
Debt securities
Korean treasury and government agencies	4,310,612	5,053,592
Financial institutions	778,832	1,193,809
Corporates	433,488	348,929
Securities loaned	625,398	12,361
Others	158,908	192,597
Equity securities	421,989	421,313
Capital contributions	2,459,646	2,857,698
Beneficiary certificates	5,509,915	4,563,102
Others	181,691	236,595

Sub-total	14,880,479	14,879,996

Loans	782,716	104,177
Derivatives assets	5,798,329	10,094,532
Other financial assets	43,991	50,016

Total	21,544,756	25,202,672

The Group does not have financial assets at fair value through profit or loss designated as upon initial recognition as of December 31, 2023 and
2024.